Intangible assets	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets
The detail of Intangible Assets - Goodwill at 30 June 2024 and 31 December 2023, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2024	31-12-2023
Banco Santander (Brazil)	3,321	3,679
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Bank Polska	1,169	1,159
Santander Portugal	1,040	1,040
Santander US Auto	1,035	1,003
Santander España	998	998
Santander Holding USA (ex. Auto)	839	814
Santander UK	627	612
Grupo Financiero Santander (Mexico)	500	523
Banco Santander - Chile	492	516
Ebury Partners	333	350
Santander Consumer Nordics	216	206
Other entities	350	369
Total Goodwill	13,668	14,017

During the first six months of 2024 there has been a decrease in goodwill of EUR 349 million mainly due to exchange differences (see Note 11), which in accordance with current regulations, have been recorded with a credit to the heading Other comprehensive income - Items that can be reclassified in results- Foreign currency translation of equity through the Statement of recognized income and expenses.
Note 17 of the consolidated annual accounts for the year ended 31 December 2023 includes detailed information on the procedures followed by Grupo Santander to analyse the potential impairment of the goodwill recognised with the respect to its recoverable amount and to recognise the related impairment losses, where appropriate.
In accordance with IAS 36, a Cash Generating Unit (CGU) to which goodwill has been assigned should be subjected to an annual impairment test, and when there are signs of impairment.
In accordance with all mentioned before and the analysis made of the information available on the evolution of the different cash-generating units that could reveal the existence of indications of impairment, the directors of the Grupo Santander have concluded that during the first six months of 2024 , there were no triggers that required the recording of impairments.